14. EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
Summary of the warrants issued
	March 31, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	15,473,398	$0.326
Issued	2,462,185	1.222
Exercised	(336,427)	(0.250)
Forfeited	-	-
Expired	(26,573)	(0.250)
Outstanding at end of period	17,572,583	$0.453
Exercisable at end of period	17,572,583

	September 30, 2018
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	6,900,356	$0.428
Issued	9,276,066	0.250
Exercised	(158,026)	(0.507)
Forfeited	-	-
Expired	(544,998)	(0.250)
Outstanding at end of period	15,473,398	$0.326
Exerciseable at end of period	15,473,398

Summary of the status of the warrants outstanding
March 31, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,507,286	3.50	$0.250	13,507,286	$0.250
714,286	2.33	0.700	714,286	0.700
882,159	2.62	1.000	882,159	1.000
2,442,185	4.93	1.20-1.50	2,442,185	1.20-1.50
20,000	4.92	2.34-4.08	20,000	2.34-4.08
6,667	-	30.000	6,667	30.000
17,572,583	3.78	$0.453	17,572,583	$0.453

	September 30, 2018
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
13,870,286	4.04	$0.250	13,870,286	$0.250
714,286	2.83	0.700	714,286	0.700
882,159	3.12	1.000	882,159	1.000
6,667	0.25	30.000	6,667	30.000
15,473,398	3.61	$0.326	15,473,398	$0.326

Weighted average assumptions relating to the valuation of the Companys warrants
Dividend yield	0%
Expected life	1 yr
Expected volatility	125%
Risk free interest rate	2.0%

Dividend yield	0%
Expected life	1-2 years
Expected volatility	125%-145%
Risk free interest rate	.0202-.0214%